Non - marketable Equity Investment - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2020	May 31, 2019	Jan. 31, 2019
Schedule Of Investments [Line Items]
Reduction in carrying value on cumulative basis			$ 1.4
Other Income and Expense, Net
Schedule Of Investments [Line Items]
Unrealized loss on equity investment			$ 1.4
2018 Note and Warrant Purchase Agreement
Schedule Of Investments [Line Items]
Purchase of convertible note	$ 0.4	$ 0.4
Convertible note accrued interest rate	8.00%	8.00%
Debt instrument maturity date	1 year	1 year
2018 Note and Warrant Purchase Agreement | Common Stock
Schedule Of Investments [Line Items]
Warrants exercised to acquire shares				253,120
2018 Note and Warrant Purchase Agreement | Series B Preferred Stock
Schedule Of Investments [Line Items]
Preferred stock value					$ 0.8